Hennessy Total Return Fund
Hennessy Total Return Fund
Investment Objective
The Hennessy Total Return Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Total Return Fund Investor Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Total Return Fund Investor Class
Management Fees	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses	0.62%
Shareholder Servicing	0.10%
Interest Expense	0.10%
All Remaining Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.37%

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Hennessy Total Return Fund Investor Class	139	434	750	1,646

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the predecessor to the Fund, the Hennessy Total Return Fund, a series of The Hennessy Funds, Inc. (the “Predecessor Total Return Fund”), had a portfolio turnover rate of 31% of the average value of its portfolio.

Principal Investment Strategy
The Fund invests in the ten highest dividend-yielding Dow Jones Industrial Average (“DJIA”)* stocks (known as the “Dogs of the Dow”), and in U.S. Treasury securities with a maturity of less than one year.

The Fund invests approximately 50% of its assets in the ten “Dogs of the Dow” stocks, in roughly equal dollar amounts, and approximately 50% of its assets in U.S. Treasury securities with a maturity of less than one year. The Fund then utilizes a borrowing strategy which allows the Fund’s performance to approximate what it would be if the Fund had an asset allocation of roughly 75% Dogs of the Dow stocks and 25% U.S. Treasury securities. The Fund typically will borrow money by entering into reverse repurchase agreements secured by its portfolio of U.S. Treasury securities.

On numerous dates throughout the year, the Manager will determine the ten highest yielding common stocks in the DJIA by annualizing the last quarterly or semi-annual ordinary dividend declared on each stock and dividing the result by the market value of that stock. The Fund will then purchase those stocks in approximately equal dollar amounts until the next determination of the ten highest yielding DJIA stocks. The Fund also purchases from time to time an approximately equal amount of U.S. Treasury securities having a remaining maturity of less than one year.

*
The Dow Jones Industrial Average is the property of the Dow Jones & Company, Inc. Dow Jones & Company, Inc. is not affiliated with the Hennessy Funds or its investment advisor. Dow Jones & Company, Inc. has not participated in any way in the creation of the Hennessy Funds or in the selection of stocks included in the Hennessy Funds and has not approved any information included in this Prospectus.

The Fund holds its stock investments for one year, including stocks that are no longer one of the ten highest yielding stocks in the DJIA, stocks that are no longer in the DJIA and stocks received in reorganizations of companies in the DJIA. At the end of the one-year period, the Fund sells any stocks that are no longer one of the ten highest yielding stocks in the DJIA and replaces them with stocks that are. Additionally, it may sell a portion of the stocks which remain in the portfolio so that the rebalanced portion of the portfolio adheres to the Fund’s asset allocation strategy.

Principal Risks
Although a portion of the Fund’s portfolio is invested in U.S. Treasury securities, there are market and investment risks associated with your investment in the Fund, as there are with any security. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk: The Fund will adhere to its strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund’s portfolio is rebalanced annually in accordance with its strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Non-Diversification Risk: The Fund is non-diversified, meaning it is likely to invest in fewer stocks than a diversified fund. The Fund may be more volatile because each stock in which it invests will have greater impact on the Fund’s performance.

Borrowing Risk: The Fund borrows against its investments. Purchasing Treasury/Government securities with borrowed money is an investment technique that increases investment risk because if the securities purchased with borrowed money decline in value, the Fund’s losses would be greater than if it had not. Also, the Fund will incur interest costs when it borrows money, which costs may exceed the investment returns it earns on the securities purchased with borrowed money. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Performance Information
The Fund is the successor to the Predecessor Total Return Fund pursuant to a reorganization that took place after the close of business on February 28, 2014. The performance information provided for the periods on or prior to February 28, 2014 is historical information for the Predecessor Total Return Fund. The Predecessor Total Return Fund was managed by the same investment adviser as the Fund and had the same investment objective and investment strategy as the Fund.

The following performance information provides some indication of the risks of investing in the Hennessy Total Return Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Fund invests, the DJIA and the 75/25 Blended DJIA/Treasury Index (which consists of 75% common stocks represented by the DJIA and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index). For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Fund’s website (hennessyfunds.com).

CALENDAR YEAR TOTAL RETURNS

For the period shown on the bar chart, the Fund’s highest quarterly return was 15.11% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.41% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Average Annual Returns Hennessy Total Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Total Return Fund Return before taxes	18.52%	13.34%	4.95%
After Taxes on Distributions Investor Class	Hennessy Total Return Fund Return after taxes on distributions	18.19%	13.04%	4.64%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Total Return Fund Return after taxes on distributions and sale of Fund shares	10.73%	10.73%	3.99%
75/25 Blended DJIA/Treasury Index	75/25 Blended DJIA/Treasury Index (reflects no deduction for fees, expenses or taxes)	21.67%	12.59%	6.16%
Dow Jones Industrial Average	Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	29.65%	16.74%	7.44%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the BofA Merrill Lynch 90-day Treasury Bill Index.

The Fund’s indices have changed.  Previously, the Fund used the Dow Jones Industrial Average as its primary index and the S&P 500 Index as its secondary index.  The Fund will now use the 75/25 Blended DJIA/Treasury Index as its primary index and the Dow Jones Industrial Average as its secondary index.  The Fund changed its primary index to the 75/25 Blended DJIA/Treasury Index because the new index more closely reflects the investment strategy of the Fund.  The average annual total returns of the S&P 500 Index for the one-year, five-year and ten-year periods ended December 31, 2013 were 32.39%, 17.94%, and 7.41%, respectively.